Group statement of financial position - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
ASSETS
Goodwill and other intangible assets	$ 1,042	$ 1,099
Property, plant and equipment	146	153
Right-of-use assets	276	273
Investment in Associates and Joint Ventures	51	48
Retirement benefit assets	3	3
Other financial assets	212	185
Derivative financial instruments	4	20
Deferred compensation plan investments	286	250
Non-current other receivables	35	13
Deferred tax assets	122	134
Contract costs	90	82
Contract assets	612	424
Total non-current assets	2,879	2,684
Inventories	4	5
Trade and other receivables	785	740
Current tax receivable	22	15
Other financial assets	7	7
Cash and cash equivalents	1,008	1,322
Contract costs	5	5
Contract assets	38	35
Total current assets	1,869	2,129
Total assets	4,748	4,813
LIABILITIES
Loans and other borrowings	(398)	(599)
Lease liabilities	(26)	(30)
Derivative financial instruments	0	(25)
Trade and other payables	(650)	(711)
Deferred revenue	(766)	(752)
Provisions	(22)	(10)
Insurance liabilities	(14)	(12)
Current tax payable	(52)	(51)
Total current liabilities	(1,928)	(2,190)
Loans and other borrowings	(2,876)	(2,567)
Lease liabilities	(388)	(396)
Derivative financial instruments	(78)	0
Retirement benefit obligations	(68)	(66)
Deferred compensation plan liabilities	(286)	(250)
Trade and other payables	(78)	(75)
Deferred revenue	(1,294)	(1,096)
Provisions	(17)	(26)
Insurance liabilities	(25)	(25)
Deferred tax liabilities	(18)	(68)
Total non-current liabilities	(5,128)	(4,569)
Total liabilities	(7,056)	(6,759)
Net assets (liabilities)	(2,308)	(1,946)
EQUITY
IHG shareholders' equity	(2,312)	(1,950)
Non-controlling interest	4	4
Total equity	$ (2,308)	$ (1,946)